Rule 497(e)

Registration Nos. 333-171759 and 811-22519

First Trust Exchange-Traded AlphaDEX® Fund

First Trust Exchange-Traded AlphaDEX® Fund II

First Trust Exchange-Traded Fund

First Trust Exchange-Traded Fund II

First Trust Exchange-Traded Fund III

First Trust Exchange-Traded Fund IV

First Trust Exchange-Traded Fund V

First Trust Exchange-Traded Fund VI

First Trust Exchange-Traded Fund VII

First Trust Exchange-Traded Fund VIII

First Trust Series Fund

First Trust Variable Insurance Trust

(the “Trusts,” and each series of the Trusts, a “Fund”)

SUPPLEMENT TO EACH FUND’S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

OCTOBER 3, 2022

Notwithstanding anything to the contrary in each Fund’s Prospectus and Statement of Additional Information, effective September 8, 2022, securities held by the Funds are valued in accordance with policies and procedures established by the Advisor as the “Valuation Designee” pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”) and approved by and subject to the oversight of each Trust’s Board of Trustees (the “Valuation Procedures”). If market quotations are not readily available or are not reliable, Fund securities or other assets will be valued at their fair value as determined in good faith by the Advisor in accordance with the Valuation Procedures.

Additionally, notwithstanding anything to the contrary in each Fund’s Prospectus and Statement of Additional Information, effective August 19, 2022, Funds that enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act (“Derivatives Transactions”), will be permitted to do so pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”).

Unless a Fund does not engage in Derivatives Transactions, the Fund must comply with the requirements of Rule 18f-4. Rule 18f-4, among other things, requires a Fund to adopt and implement a written Derivatives Risk Management Program (“DRMP”) and comply with a limit on Fund leverage risk. Rule 18f-4 provides an exception from the DRMP, leverage limit, and certain other requirements if a Fund’s “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% or less of its net assets and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”). Funds that do not engage in Derivatives Transactions will not be subject to the requirements of Rule 18f-4 or the Limited Derivatives User Exception.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE